EQUITY (Details-Share Capital) ¥ in Thousands, $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares
Equity
Number of shares, Beginning balance		40,948,082	40,948,082	40,948,082	40,948,082
Share capital, Beginning balance		$ 62,146	¥ 450,782	$ 62,146	¥ 450,782
Common shares issued through private placement, in shares
Common shares issued through private placement
Effect of five-to-one share combination	[1]	(32,750,185)	(32,750,185)
Effect of five-to-one share combination, share capital	[1]
Number of shares, Ending balance		8,197,897	8,197,897	40,948,082	40,948,082
Share capital, Ending balance		$ 62,146	¥ 450,782	$ 62,146	¥ 450,782

[1]	On April 3, 2023, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on a 5-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination. All outstanding options, warrants and other rights to purchase the Company's common shares were adjusted proportionately as a result of the share combination.